Taxes - Summary of Deferred Tax Asset Balance and Respective Changes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Line Items]
Beginning balance	R$ 61,623	R$ 45,734
Realization / reversal	(24,750)	(13,822)
Increase	18,447	29,711
Ending balance	55,320	61,623
Beginning balance	5,461	7,878
Realization / reversal	(1,609)	(3,810)
Increase	917	1,393
Ending balance	4,769	5,461
Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Beginning balance	758	1,187
Realization / reversal	(297)	(429)
Ending balance	461	758
Beginning balance	4	30
Realization / reversal	(3)	(26)
Increase	0
Ending balance	1	4
Reflected in income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	60,248	43,380
Realization / reversal	(24,407)	(12,631)
Increase	17,148	29,499
Ending balance	52,989	60,248
Beginning balance	4,853	6,610
Realization / reversal	(1,029)	(2,951)
Increase	756	1,194
Ending balance	4,580	4,853
Provision for expected loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	27,933	22,860
Realization / reversal	(6,274)	(3,885)
Increase	6,769	8,958
Ending balance	28,428	27,933
Related to income tax losses and social contribution tax carryforwards [Member]
Deferred Tax Assets [Line Items]
Beginning balance	5,528	2,585
Realization / reversal	(1,952)	(540)
Increase	175	3,483
Ending balance	3,751	5,528
Provision for profit sharing [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,903	2,162
Realization / reversal	(1,903)	(2,162)
Increase	2,265	1,903
Ending balance	2,265	1,903
Provision for devaluation of securities with permanent impairment [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,570	1,530
Realization / reversal	(1,013)	(877)
Increase	441	917
Ending balance	998	1,570
Provision [member]
Deferred Tax Assets [Line Items]
Beginning balance	5,845	6,208
Realization / reversal	(1,923)	(2,064)
Increase	1,926	1,701
Ending balance	5,848	5,845
Civil lawsuits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,331	1,413
Realization / reversal	(591)	(547)
Increase	517	465
Ending balance	1,257	1,331
Labor claims [Member]
Deferred Tax Assets [Line Items]
Beginning balance	3,056	3,251
Realization / reversal	(1,188)	(1,338)
Increase	1,307	1,143
Ending balance	3,175	3,056
Tax and social security [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,458	1,544
Realization / reversal	(144)	(179)
Increase	102	93
Ending balance	1,416	1,458
Legal liabilities [member]
Deferred Tax Assets [Line Items]
Beginning balance	774	723
Increase	84	58
Ending balance	822	774
Legal liabilities [member] | Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Realization / reversal	(36)	(7)
Adjustments of operations carried out on futures settlement market [Member]
Deferred Tax Assets [Line Items]
Beginning balance	52	84
Realization / reversal	(52)	(84)
Increase		52
Ending balance		52
Beginning balance	452	1,330
Realization / reversal	(452)	(1,330)
Increase	237	452
Ending balance	237	452
Adjustment to fair value of financial assets at fair value through profit or loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	8,315	738
Realization / reversal	(8,315)	(738)
Increase	2,726	8,315
Ending balance	2,726	8,315
Beginning balance	136	1,149
Realization / reversal	(136)	(1,149)
Increase	71	136
Ending balance	71	136
Provision related to health insurance operations [Member]
Deferred Tax Assets [Line Items]
Beginning balance	356	348
Increase	6	8
Ending balance	362	356
Other Items Reflected In Income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	7,972	6,142
Realization / reversal	(2,939)	(2,274)
Increase	2,756	4,104
Ending balance	7,789	7,972
Beginning balance	1,892	1,535
Realization / reversal	(227)	(171)
Increase	208	528
Ending balance	1,873	1,892
Reflected In Stockholder Equity [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,375	2,354
Realization / reversal	(343)	(1,191)
Increase	1,299	212
Ending balance	2,331	1,375
Beginning balance	608	1,268
Realization / reversal	(580)	(859)
Increase	161	199
Ending balance	189	608
Adjustment to fair value of financial assets at fair value through other comprehensive income [member]
Deferred Tax Assets [Line Items]
Beginning balance	60	766
Realization / reversal	(30)	(762)
Increase	1,299	56
Ending balance	1,329	60
Beginning balance	601	1,228
Realization / reversal	(577)	(826)
Increase	158	199
Ending balance	182	601
Other [Member]
Deferred Tax Assets [Line Items]
Beginning balance	557	401
Realization / reversal	(16)
Increase	0	156
Ending balance	541	557
Depreciation in excess - finance lease[Member]
Deferred Tax Assets [Line Items]
Beginning balance	145	202
Realization / reversal	(8)	(57)
Ending balance	137	145
Adjustment of escrow deposits and provisions [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,404	1,531
Realization / reversal	(21)	(133)
Increase	39	6
Ending balance	1,422	1,404
Post employment benefits [member]
Deferred Tax Assets [Line Items]
Beginning balance	180	282
Realization / reversal	0	(7)
Increase	4	9
Ending balance	6	180
Post employment benefits [member] | Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Realization / reversal	(178)	(111)
Taxation of results abroad - capital gains [Member]
Deferred Tax Assets [Line Items]
Beginning balance	644	581
Realization / reversal	(7)	0
Increase	197	63
Ending balance	834	644
Provision for pension plan benefits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	3	10
Increase	3
Ending balance	R$ 6	R$ 3